Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 97,186	$ 13,682	¥ 71,669
Within 1 Year [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	2,012	283	17
Within 1 Year [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	3,329	469	1,587
Within 1 Year [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	7,898	1,112	8,136
After 1 Year but within 5 years [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	7,988	1,125	17
After 1 Year but within 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	11,697	1,647	6,292
After 1 Year but within 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	22,235	3,130	19,364
More than 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	7,504	1,056	9,690
More than 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 34,523	$ 4,860	¥ 26,566